N-2	6 Months Ended
Jun. 30, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002012980
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Gemcorp Commodities Alternative Products Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to provide risk-adjusted returns across various types of market cycles (i.e., periods of positive and negative macro trends in the markets), by investing in a globally diversified portfolio of liquid and illiquid instruments, securities, derivatives and supply chain financings that are commodity-related or commodity-linked, as applicable. The Fund may also utilize physical commodities as collateral for loan transactions or part of supply chain financing transactions. The Fund seeks to achieve its investment objective by (1) providing exposure to asset classes that require specialized expertise (commodities); (2) sourcing differentiated investments through proprietary research and an understanding of the commodities markets; (3) focusing on risk management; and (4) allocating capital opportunistically among different investment strategies within the commodities space based on the Adviser’s assessment of opportunities and their relative value.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in commodity-related and commodity-linked instruments, securities, derivatives, supply chain financings and physical gold.

The Fund will endeavor to allocate its investments in credit and equity investments across any number of the following strategies:

(a) commodity-linked credit, which broadly includes syndicated loans and bonds, first lien loans, second lien loans, unitranche loans, mezzanine debt and credit derivatives (including swaps) made in respect of companies for which a primary or material focus is the production, distribution or sale of commodities (“Commodity- Related Companies”) and countries where at least 50% of a given country’s share of allocated merchandise exports results from commodities as defined by the United Nations Conference on Trade and Development or enterprises owned by such countries (“Commodity-Related Sovereigns”);

(b) commodity-linked equities, which include common and preferred equity, limited partnership interests in commodity-related vehicles and private investments in public equity (“PIPES”) and equity derivatives made in respect of Commodity-Related Companies and Commodity-Related Sovereigns;

(c) supply chain financing (trade finance, physical commodity financings and procurement financings);

(d) exposure to physical commodities through long and short derivative positions; and

(e) physical gold.

Risk Factors [Table Text Block]

RISK DISCLOSURES

Past performance is not a guarantee of future results. There is no assurance that the Fund will meet its investment objective. Many of the Fund’s investments may be considered speculative and subject to increased risk. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the

Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations or investment selections will be effective in achieving the Fund’s investment objective or delivering positive returns.

Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund may have exposure to the commodities markets, and performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of various commodities which have been, and are likely to continue to be, volatile and subject to wide fluctuations. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities.

The Fund is subject to credit risk, as issuers may be unable to make principal and interest payments on outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due. Although the Fund may secure investments with collateral, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

The Fund expects to invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans.

The Fund may invest in securities of companies based in emerging market countries, including countries considered to be frontier markets, or issued by the governments of such countries, which involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries.

The Fund may also invest in derivatives. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund.

The Fund may be materially adversely affected by market, economic and political conditions and natural and man-made disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests.

Share Price	$ 0.001
NAV Per Share	$ 9.97
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Class I Shares or Class U Shares described herein, including without limitation, in the following respects: voting rights with respect to a distribution and/or service plan as to such class;
Outstanding Security, Title [Text Block]	Class I common stock
Outstanding Security, Held [Shares] | shares	3,529,412